ACQUISITION DEPOSITS (Tables)	12 Months Ended
Mar. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of acquisition deposits

	March 31,	March 31,
	2023	2022
Deposit on Toronto High School (a)	$–	$128,048
Deposit on building purchase – Moatfield Toronto (b)	–	7,236,193
Deposit on Olympic University license (d)	350,000	–
Deposit on property – New York (c)	410,000	–
Total acquisition deposits	$760,000	$7,364,241